Income Taxes (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Unrecognized tax benefits
Additions based upon tax positions related to the current year	$ 15,000,000
Balance at end of year	15,000,000
U.S Federal
Income Taxes
Net operating loss carryforward	1,000,000,000
Income tax refundable	14,000,000
State
Income Taxes
Net operating loss carryforward	$ 1,300,000,000